Intangible assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Computer software [member]
IfrsStatementLineItems [Line Items]
Amortisation expense	$ 11,974	$ 7,849	$ 6,895